Property, plant and equipment - Summary of right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	$ 1,003	$ 1,134
Additions for the year	303	542
Depreciation for the year (included within operating costs)	(356)	(332)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	515	549
Additions for the year	49	135
Depreciation for the year (included within operating costs)	(61)	(81)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	488	585
Additions for the year	254	407
Depreciation for the year (included within operating costs)	$ (295)	$ (251)